CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited) (Q3) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014
Revenues
License fees	$ 16,157	$ 14,861	$ 46,675	$ 44,098
Royalty income	0	24,439	0	41,452
Product sales, net	8,642	283,483	531,769	548,508
Total Revenues	24,799	322,783	578,444	634,058
Costs and Expenses
Cost of product sold	4,246	223,646	187,062	377,779
Research and development	172,169	172,556	595,663	544,574
Selling, general and administrative	502,165	389,876	1,443,356	1,270,228
Amortization of intangible assets	119,763	119,763	355,385	355,385
Depreciation	41,973	58,702	146,500	178,809
Total Costs and Expenses	840,316	964,543	2,727,966	2,726,775
Operating (Loss)	(815,517)	(641,760)	(2,149,522)	(2,092,717)
Other Income (Expense)
Interest and miscellaneous income	0	198	211	5,258
Interest (expense) income	(51,765)	(27,030)	(127,919)	(24,061)
Equity in earnings (loss) of unconsolidated subsidiary	0	0	0	0
Foreign currency transaction gain (loss)	1,192	(10,267)	(56,512)	(10,267)
Loss on early extinguishment of convertible note	0	0	0	(135,078)
(Loss) Before Income Taxes	(866,090)	(678,859)	(2,333,742)	(2,256,865)
Income taxes	0	0	0	0
Net (Loss)	$ (866,090)	$ (678,859)	$ (2,333,742)	$ (2,256,865)
Basic and diluted net (loss) per common share (in dollars per share)	$ (0.03)	$ (0.03)	$ (0.09)	$ (0.10)
Weighted average number of common shares outstanding (in shares)	24,968,383	24,518,208	24,733,299	23,363,579